NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 126.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 125.0% (98.5% of Total Investments)
	Alabama – 2.1% (1.7% of Total Investments)
$2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue Bonds, Tender Option Bond Trust 2016-XL0024, 22.293%, 9/01/26 (Pre-refunded 9/01/22), 144A (IF) (4)	9/22 at 100.00	AA (5)	$2,487,240
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A2	1,357,490
269	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	294,568
3,269	Total Alabama			4,139,298
	Alaska – 0.3% (0.3% of Total Investments)
500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/30	No Opt. Call	A	658,380
	Arizona – 3.1% (2.4% of Total Investments)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	AA-	1,031,035
1,065	5.000%, 2/01/26	2/23 at 100.00	AA-	1,137,250
775	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45	7/31 at 100.00	AAA	1,019,652
	Tempe, Arizona, Water and Sewer Revenue Bonds, Series 2021:
1,150	5.000%, 7/01/40	7/31 at 100.00	AA+	1,524,635
1,000	5.000%, 7/01/41	7/31 at 100.00	AA+	1,321,930
4,955	Total Arizona			6,034,502
	California – 11.2% (8.8% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured	10/23 at 100.00	AA	3,295,650
55	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	65,196
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/36	11/27 at 100.00	A1	622,785
415	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/21	No Opt. Call	Baa1	416,560
2,170	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	2,639,805
370	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	BBB	447,286

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB	$2,193,947
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42	7/27 at 100.00	AA+	4,164,114
405	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23	No Opt. Call	A-	418,883
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	155,409
305	4.000%, 9/01/26	9/22 at 100.00	N/R	315,666
250	4.000%, 9/01/27	9/22 at 100.00	N/R	258,415
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2021B:
300	5.000%, 7/01/28	No Opt. Call	Aa2	388,476
700	5.000%, 7/01/29	No Opt. Call	Aa2	930,090
1,770	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.000%, 9/01/22	No Opt. Call	N/R	1,852,801
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 0.000%, 10/01/26 (ETM) (6)	No Opt. Call	A (5)	221,395
1,500	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36	7/27 at 100.00	A	1,833,480
1,400	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/32	3/27 at 100.00	AA	1,716,274
18,740	Total California			21,936,232
	Colorado – 16.6% (13.1% of Total Investments)
3,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/30	8/29 at 100.00	BBB+	3,918,915
5,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2017A-2, 5.000%, 11/15/47	11/27 at 100.00	AA+	6,063,150
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	22.453%, 3/01/25, 144A (IF) (4)	No Opt. Call	AA	181,165
300	22.453%, 3/01/26, 144A (IF) (4)	No Opt. Call	AA	602,652
430	22.402%, 3/01/27, 144A (IF) (4)	No Opt. Call	AA	941,636
725	22.453%, 3/01/28, 144A (IF) (4)	No Opt. Call	AA	1,711,094
200	22.453%, 3/01/29, 144A (IF) (4)	No Opt. Call	AA	502,960
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30	12/26 at 100.00	Baa2	2,212,135
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	350,000
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	AA-	1,561,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,000	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Refunding Green Series 2021B, 4.000%, 11/01/40	5/31 at 100.00	AA+	$4,850,400
4,000	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2019B, 5.000%, 6/01/44	6/29 at 100.00	Aa1	5,001,840
4,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	Aa2	4,712,400
25,020	Total Colorado			32,610,107
	District of Columbia – 1.7% (1.3% of Total Investments)
1,900	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47	10/29 at 100.00	A-	2,376,748
720	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A, 5.000%, 7/15/41	7/31 at 100.00	AA	945,684
2,620	Total District of Columbia			3,322,432
	Florida – 7.4% (5.8% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/23	No Opt. Call	BBB	164,142
365	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%, 11/01/23	No Opt. Call	N/R	381,192
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (AMT)	No Opt. Call	AA	1,362,189
825	Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding Series 2020, 4.000%, 10/01/40	10/30 at 100.00	AA+	999,875
1,740	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/33	10/27 at 100.00	A+	2,161,915
310	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	9/21 at 100.00	Baa3	311,265
545	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2021D, 5.000%, 7/01/31	No Opt. Call	A+	742,524
685	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	715,599
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,092,620
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 5.000%, 10/01/26	10/22 at 100.00	A2	3,114,601
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	Aa3	616,760
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/22	No Opt. Call	BBB+	1,473,276
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	614,606
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	338,269

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$380	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	$388,995
12,945	Total Florida			14,477,828
	Georgia – 2.1% (1.6% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A-	1,055,319
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA	1,214,050
1,465	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44	1/28 at 100.00	A1	1,776,928
3,490	Total Georgia			4,046,297
	Hawaii – 1.9% (1.5% of Total Investments)
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37	1/28 at 100.00	Aa2	3,699,450
	Illinois – 11.0% (8.6% of Total Investments)
670	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/33	11/30 at 100.00	A+	884,380
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007, 17.619%, 11/15/25, 144A (IF) (4)	11/22 at 100.00	A+	3,072,875
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A, 5.000%, 2/01/27	8/25 at 100.00	A1	4,699,520
2,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	3,079,900
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB	5,423,150
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	350,645
665	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50	12/29 at 100.00	BBB+	757,255
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	991,720
2,000	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 3/01/33	3/25 at 100.00	A	2,300,500
18,625	Total Illinois			21,559,945
	Indiana – 1.4% (1.1% of Total Investments)
990	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	1,016,898
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.000%, 2/01/25	No Opt. Call	AA+	1,742,115
2,490	Total Indiana			2,759,013
	Kentucky – 3.4% (2.7% of Total Investments)
1,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	A2	1,219,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
$925	4.250%, 7/01/35	7/25 at 100.00	BBB+	$1,000,998
1,400	5.000%, 1/01/45	7/25 at 100.00	BBB+	1,546,384
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa2	2,956,470
6,325	Total Kentucky			6,723,232
	Louisiana – 0.9% (0.7% of Total Investments)
530	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 – AGM Insured	10/28 at 100.00	AA	647,962
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A-	1,059,270
1,530	Total Louisiana			1,707,232
	Maine – 2.8% (2.2% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	BBB (5)	1,086,880
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
435	5.000%, 7/01/43	7/28 at 100.00	A+	531,100
565	5.000%, 7/01/48	7/28 at 100.00	A+	685,639
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	701,077
340	5.000%, 7/01/27	7/24 at 100.00	A+	383,020
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,082,971
4,810	Total Maine			5,470,687
	Maryland – 0.5% (0.4% of Total Investments)
615	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/34	9/27 at 100.00	CCC	663,277
310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 5.000%, 7/01/22	No Opt. Call	A-	320,838
925	Total Maryland			984,115
	Massachusetts – 0.5% (0.4% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	83,218
420	5.000%, 7/01/29	7/22 at 100.00	BBB	435,133
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	520,115
1,000	Total Massachusetts			1,038,466

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 7.7% (6.1% of Total Investments)
$1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 3308, 23.210%, 5/01/30 – AGM Insured, 144A (IF) (4)	No Opt. Call	Aa1	$2,787,790
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – FGIC Insured	10/21 at 100.00	A+	5,020
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%, 7/01/34 – NPFG Insured	10/21 at 100.00	A+	5,020
370	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	389,673
2,325	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%, 11/01/36	11/30 at 100.00	AA	2,797,091
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	2,079,933
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	3,259,080
1,500	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49	12/30 at 100.00	BBB-	1,835,580
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 5.000%, 4/15/36	10/29 at 100.00	Aa2	1,938,645
11,725	Total Michigan			15,097,832
	Minnesota – 1.2% (1.0% of Total Investments)
2,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 4.250%, 2/15/43	2/28 at 100.00	A-	2,300,460
100	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 3.700%, 3/01/22	No Opt. Call	BB	101,005
2,100	Total Minnesota			2,401,465
	Mississippi – 1.1% (0.9% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.453%, 1/01/24 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	864,888
1,000	22.453%, 1/01/25 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	1,081,110
200	22.453%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	216,222
2,000	Total Mississippi			2,162,220
	Missouri – 1.6% (1.3% of Total Investments)
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	3,187,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 1.4% (1.1% of Total Investments)
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
$985	5.000%, 7/01/28	No Opt. Call	BBB	$1,208,831
1,270	5.000%, 7/01/29	7/28 at 100.00	BBB	1,552,728
2,255	Total Montana			2,761,559
	Nebraska – 1.6% (1.3% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A2	3,141,240
	Nevada – 2.5% (1.9% of Total Investments)
515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	A-	617,428
1,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C, 5.250%, 7/01/43	7/28 at 100.00	Aa3	1,230,490
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,546,800
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,439,852
4,020	Total Nevada			4,834,570
	New Jersey – 3.8% (3.0% of Total Investments)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB	2,069,200
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB	1,034,010
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
500	5.000%, 1/01/22 (AMT)	No Opt. Call	A2	507,995
500	5.000%, 7/01/22 (AMT)	No Opt. Call	A2	520,065
620	5.000%, 1/01/23 (AMT)	No Opt. Call	A2	659,488
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 3.457%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	Baa1	1,074,270
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,050,920
450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	535,099
7,070	Total New Jersey			7,451,047
	New York – 8.7% (6.8% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/29	7/25 at 100.00	BBB	572,616
750	Buffalo Sewer Authority, New York, Sewer System Environmental Impact Revenue Bonds, Green Series 2021, 4.000%, 6/15/51	6/28 at 100.00	A+	855,435
500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2021A, 5.000%, 10/01/32 – AGM Insured	10/29 at 100.00	AA	650,925

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	$656,659
3,545	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	4,329,615
1,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50	5/30 at 100.00	A3	1,700,373
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 5.000%, 11/15/30	No Opt. Call	A3	987,645
880	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 5.000%, 1/01/27 – AGM Insured	No Opt. Call	AA	1,078,510
710	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	907,380
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	A1	2,373,140
1,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	1,179,780
560	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25	No Opt. Call	A1	667,475
1,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Refunding Senior Lien Subseries 2021A-2, 2.000%, 5/15/45 (Mandatory Put 5/15/28)	No Opt. Call	AA+	1,070,110
14,015	Total New York			17,029,663
	North Dakota – 0.7% (0.6% of Total Investments)
1,250	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/43	2/28 at 100.00	A-	1,437,788
	Ohio – 2.3% (1.8% of Total Investments)
620	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	712,597
2,165	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	2,519,389
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	3,750
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (AMT)	6/25 at 100.00	AA	1,328,664
6,935	Total Ohio			4,564,400
	Oklahoma – 0.2% (0.1% of Total Investments)
255	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.250%, 8/15/43	8/28 at 100.00	Baa3	313,456
	Oregon – 1.7% (1.4% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22	No Opt. Call	A-	1,006,823

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$2,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B, 5.000%, 7/01/36 (AMT)	1/27 at 100.00	A+	$2,388,080
2,965	Total Oregon			3,394,903
	Pennsylvania – 2.6% (2.0% of Total Investments)
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University Project, Series 2013:
500	4.000%, 5/01/22	No Opt. Call	BBB+	511,325
520	4.000%, 5/01/23	No Opt. Call	BBB+	549,208
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (AMT)	6/26 at 100.00	BBB	2,048,330
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/43	12/30 at 100.00	A	1,191,730
285	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	343,850
435	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013, 5.000%, 12/01/21	No Opt. Call	A	440,133
4,440	Total Pennsylvania			5,084,576
	Puerto Rico – 1.6% (1.3% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
660	4.500%, 7/01/34	7/25 at 100.00	N/R	730,713
2,175	4.550%, 7/01/40	7/28 at 100.00	N/R	2,502,816
2,835	Total Puerto Rico			3,233,529
	South Carolina – 2.8% (2.2% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series 2021A, 4.000%, 1/01/25	No Opt. Call	A-	1,120,770
2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22)	6/22 at 100.00	A (5)	2,073,160
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,229,440
5,000	Total South Carolina			5,423,370
	Tennessee – 7.8% (6.2% of Total Investments)
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
1,000	5.000%, 7/01/36	7/28 at 100.00	A	1,234,600
1,605	5.000%, 7/01/37	7/28 at 100.00	A	1,976,782
2,290	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, 5.000%, 4/01/35	10/28 at 100.00	A	2,824,807

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational, and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
$1,440	5.000%, 1/01/25	1/23 at 100.00	A+	$1,525,219
2,170	5.000%, 1/01/26	1/23 at 100.00	A+	2,294,818
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	552,902
1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	1,714,062
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,490	5.000%, 2/01/24	No Opt. Call	A	1,652,276
1,365	5.000%, 2/01/25	No Opt. Call	A	1,569,204
13,210	Total Tennessee			15,344,670
	Texas – 5.6% (4.4% of Total Investments)
1,225	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2020, 5.000%, 2/15/45	2/29 at 100.00	Aa1	1,533,210
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/22	No Opt. Call	BBB+	507,715
1,070	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2020G, 4.000%, 1/01/45	1/30 at 100.00	BBB+	1,240,654
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	2,043,380
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
1,660	5.000%, 11/15/23	No Opt. Call	Baa1	1,805,217
960	5.000%, 11/15/25	11/24 at 100.00	Baa1	1,075,632
1,005	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	546,861
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	22.833%, 8/15/22, 144A (IF) (4)	No Opt. Call	AA-	123,079
155	22.618%, 8/15/24 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA- (5)	226,922
200	22.833%, 8/15/26 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA- (5)	293,708
175	22.575%, 8/15/27 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA- (5)	256,044
1,055	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A2	1,237,599
10,105	Total Texas			10,890,021
	Utah – 0.6% (0.5% of Total Investments)
435	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A, 5.000%, 3/01/35	3/27 at 100.00	AA	526,089
600	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017C, 5.000%, 3/01/34	3/27 at 100.00	AA+	727,956
1,035	Total Utah			1,254,045

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.1% (0.1% of Total Investments)
$175	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	$178,274
	Virginia – 0.8% (0.6% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,589,294
	Washington – 1.4% (1.1% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	AA-	796,586
210	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B Exchange Purchase, 4.000%, 7/01/34	7/31 at 100.00	Baa1	251,280
1,550	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series2021B Exchange Purchase, 4.000%, 7/01/43	7/31 at 100.00	Baa3	1,793,086
2,460	Total Washington			2,840,952
	Wisconsin – 0.3% (0.2% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	21.298%, 4/01/22, 144A (IF) (4)	No Opt. Call	AA-	56,816
100	22.158%, 4/01/23, 144A (IF) (4)	No Opt. Call	AA-	138,280
185	21.751%, 4/01/24, 144A (IF) (4)	4/23 at 100.00	AA-	253,726
100	22.158%, 4/01/25, 144A (IF) (4)	4/23 at 100.00	AA-	137,700
435	Total Wisconsin			586,522
$211,869	Total Municipal Bonds (cost $226,517,395)			245,369,692

Shares	Description (1)	Value
	COMMON STOCKS – 1.9% (1.5% of Total Investments)
	Electric Utilities – 1.9% (1.5% of Total Investments)
97,015	Energy Harbor Corp (8), (9), (10)	$3,670,368
	Total Common Stocks (cost $2,765,568)	3,670,368
	Total Long-Term Investments (cost $229,282,963)	249,040,060
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (28.0)% (11)	(54,950,826)
	Other Assets Less Liabilities – 1.1%	2,167,183
	Net Assets Applicable to Common Shares – 100%	$196,256,417

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$245,369,692	$ —	$245,369,692
Common Stocks	—	3,670,368	—	3,670,368
Total	$ —	$249,040,060	$ —	$249,040,060

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(11)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 22.1%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.